Property and Equipment	9 Months Ended
Sep. 30, 2012
Property and Equipment Abstract
Property and Equipment

Note 3 – Property and Equipment

Property and equipment included the following at the dates indicated below:

	September 30,	December 31,
	2012	2011
Oil and gas properties under the full cost method:
Subject to amortization	$716,360	$496,667
Not subject to amortization:
Incurred in 2012	146,777	-
Incurred in 2011	114,274	138,912
Incurred in 2010	44,095	47,208
Incurred prior to 2010	54,432	72,214
	1,075,938	755,001
Computers, furniture and fixtures	8,744	6,421
Total property and equipment	1,084,682	761,422

Accumulated depreciation, depletion and amortization	(248,313)	(212,226)

Net property and equipment	$836,369	$549,196

The costs not subject to amortization relate to unproved properties and properties being made ready to be placed into service, which are excluded from amortizable capital costs until it is determined whether or not proved reserves can be assigned to such properties. We expect acquisition costs excluded from amortization to be transferred to the amortization base over the next five years due to a combination of well performance and results of infield drilling relating to currently producing assets and the drilling and development of identified projects acquired. We expect exploration costs not subject to amortization to be transferred to the amortization base over the next three years as development plans are completed and production commences on existing discoveries, including the Rochelle project. We capitalized $8.3 million and $4.0 million in interest related to drilling, development and exploration activities for the quarters ended September 30, 2012 and 2011, respectively. The capitalized interest for each period is primarily related to our U.K. activities. For the nine months ended September 30, 2012 and 2011, we capitalized $20.1 million and $9.9 million, respectively, in interest related to exploration and development.

For the third quarter of 2012, we recorded a pre-tax impairment of $11.4 million related to our U.S. oil and gas properties through the application of the full cost ceiling test at the end of the quarter. For the nine months ended September 30, 2012 we recorded a pre-tax impairment of $47.1 million related to our U.S. oil and gas properties. The impairment was primarily due to the decline in U.S. gas prices. The prices used to determine the impairment for our U.S. properties were $94.84 per barrel for oil and $2.78 per Mcf for gas. We did not have an impairment of U.K. oil and gas properties through the application of the full cost ceiling test at the end of the third quarter 2012, which utilized prices of $110.17 per barrel for oil and $8.65 per Mcf for gas.